5. Convertible Note Payable - Related Parties	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Convertible Note Payable - Related Parties

6.	Convertible Note Payable – Related Parties

As of June 30, 2019, the Company issued a convertible note for $1,875,000 to the Chief Executive Officer of the Company for compensation. Under the terms of the note, the amount due is unsecured, bears interest at 3% per annum, and is due 360 days from the date of issuance. On June 30, 2019, the Company issued note agreement which included a conversion feature of the outstanding balance at $0.034 per share. As the conversion price was equal to the fair value of the common shares on the date of the agreement, there was no beneficial conversion feature. As of March 31, 2020, the outstanding principal balance of the promissory note was $1,875,000 and the accrued interest is $42,758.

5.	Convertible Note Payable – Related Parties

As at June 30, 2019, the Company owed $1,875,000 (2018 – $1,615,000, reflected as accrued compensation) to the Chief Executive Officer of the Company for compensation. The amount is unsecured, bears interest at 3% per annum, due one year from the date of issuance. On June 30, 2019, the Company issued note agreement which included a conversion feature of the outstanding balance at $0.034 per share. As the conversion price was equal to the fair value of the common shares on the date of the agreement, there was no beneficial conversion feature.

During the year ended June 30, 2019, the Company incurred $260,000 (2018 - $60,000) in consulting fees to the Chief Executive Officer of the Company. At the time, the Company didn’t have a formal arrangement with the Chief Executive Officer for the payment of such.